E*TRADE S&P 500 INDEX FUND
SEMIANNUAL REPORT

For the six-month period ended June 30, 2001, the Standard & Poor's 500 Composite Stock Price Index (the " Index"). declined 6.70%. For the same period, the E*TRADE S&P 500 Index Fund (the "Fund") declined 6.82%.

In response to volatile equity markets, weak corporate revenues, and poor economic indicators, the Federal Reserve Board (the "Fed") took aggressive action in the first half of the year. The Fed lowered short-term interest rates six times in six months in an attempt to revive the sluggish economy and keep recession at bay. By the end of June, the federal funds rate stood at 3.75%, its lowest level in more than seven years and 2.75% below its January 2001 level. During the first quarter, the moves appeared to do little to stem the tide of earnings warnings and job cuts, particularly from the technology sector. Markets languished, turning in historically low first quarter performance numbers.

By April, however, some encouraging economic indicators began to point to the prospect of a healthy economy. However, positive economic news was countered by discouraging reports of high unemployment numbers. The federal government also contributed a positive note with a tax cut that might help to stimulate the economy. While economic indicators remained mixed in the second quarter, many investors became more cautiously optimistic. By the end of the first half, equity markets had rebounded enough to offset some of the losses of the first few months of the year, although not enough to bring performance numbers back into positive territory.

Most of the industry sectors within the Index delivered negative returns for the first half of the year. Not surprisingly, the information technology sector suffered the biggest declines, dropping 16.37% for the six-month period ended June 30, 2001. Because this sector also represents the largest component of the Index (accounting for 18.50% of the Index as of June 30, 2001), its losses contributed significantly to the overall negative performance. Other groups that posted losses included health care (12.86% of the Index as of June 30, 2001), which declined 15.40%, and utilities (3.73% of the Index), which fell 12.66%. Consumer staples (7.57% of the Index) also struggled, dropping 11.48%. The only two sectors that managed to post positive returns were consumer discretionary (13.27% of the Index as of June 30) and materials (2.52% of the Index as of June
30), which gained 8.66% and 4.50%, respectively.

Despite poor sector returns, three of the Index's top ten holdings posted robust returns for the period. The second largest holding in the Index, Microsoft, rebounded to return 68.30% for the six-month period ended June 30, 2001. Microsoft represented 3.56% of the Index as of June 30, 2001, so its gain helped overall Index performance. AOL Time Warner and IBM, which represent 2.13% and 1.78% of the Index as of June 30, also fared well during the first half, returning 52.30% and 33.25%, respectively. On the negative side, Pfizer (2.29% of the Index as of June 30, 2001) and American International Group (1.82% of the Index), declined 12.51% and 13.67%, respectively.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance.

*"Standard & Poor's 500(TM), ("Standard & Poor's"), is a trademark of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)


  SECURITY                                              SHARES            VALUE
  -----------------------------------------------------------------------------
  COMMON STOCKS--99.21%
  ADVERTISING--0.30%
  -----------------------------------------------------------------------------
  Interpublic Group of Companies Inc.        *          97,941        2,874,567
  Omnicom Group Inc.                                    48,379        4,160,594
  TMP Worldwide Inc.                         +*         27,852        1,646,332
  -----------------------------------------------------------------------------
                                                                      8,681,493
  -----------------------------------------------------------------------------

  AEROSPACE / DEFENSE--1.21%
  -----------------------------------------------------------------------------
  Boeing Co.                                           227,866       12,669,350
  General Dynamics Corp.                                52,488        4,084,091
  Goodrich (B.F.) Co.                                   27,017        1,026,106
  Lockheed Martin Corp.                                113,397        4,201,359
  Northrop Grumman Corp.                                22,291        1,785,509
  Raytheon Co.                               +          92,881        2,465,991
  United Technologies Corp.                            122,995        9,010,614
  -----------------------------------------------------------------------------
                                                                     35,243,020
  -----------------------------------------------------------------------------

  AIRLINES--0.24%
  -----------------------------------------------------------------------------
  AMR Corp.                                  +          40,100        1,448,813
  Delta Air Lines Inc.                                  32,167        1,417,921
  Southwest Airlines Co.                               198,966        3,678,881
  U.S. Airways Group Inc.                    +*         17,482          424,813
  -----------------------------------------------------------------------------
                                                                      6,970,428
  -----------------------------------------------------------------------------

  APPAREL--0.18%
  -----------------------------------------------------------------------------
  Liz Claiborne Inc.                                    13,716          691,972
  Nike Inc. "B"                                         70,828        2,974,068
  Reebok International Ltd.                  +*         15,320          489,474
  VF Corp.                                              29,202        1,062,369
  -----------------------------------------------------------------------------
                                                                      5,217,883
  -----------------------------------------------------------------------------

  AUTO MANUFACTURERS--0.77%
  -----------------------------------------------------------------------------
  Ford Motor Company                                   477,879       11,731,929
  General Motors Corp. "A"                             143,244        9,217,751
  Navistar International Corp.               +          15,557          437,618
  PACCAR Inc.                                           19,982        1,027,474
  -----------------------------------------------------------------------------
                                                                     22,414,772
  -----------------------------------------------------------------------------

  AUTO PARTS & EQUIPMENT--0.23%
  -----------------------------------------------------------------------------
  Cooper Tire & Rubber Co.                              18,913          268,565
  Dana Corp.                                            38,635          901,741
  Delphi Automotive Systems Corp.                      146,265        2,330,001
  Goodyear Tire & Rubber Co.                            41,489        1,161,692
  TRW Inc.                                              32,628        1,337,748
  Visteon Corp.                                         34,164          627,934
  -----------------------------------------------------------------------------
                                                                      6,627,681
  -----------------------------------------------------------------------------

  BANKS--6.78%
  -----------------------------------------------------------------------------
  AmSouth Bancorp                                       96,746        1,788,834
  Bank of America Corp.                                418,667       25,132,580
  Bank of New York Co. Inc.                            192,093        9,220,464
  Bank One Corp.                                       304,355       10,895,909
  BB&T Corp.                                           106,394        3,904,660
  Charter One Financial Inc.                            53,955        1,721,165
  Comerica Inc.                                         46,658        2,687,501
  Fifth Third Bancorp                                  150,337        9,027,737
  First Union Corp.                                    256,266        8,953,934
  FleetBoston Financial Corp.                          282,898       11,160,326
  Golden West Financial Corp.                           41,399        2,659,472
  Huntington Bancshares Inc.                            65,592        1,072,429
  JP Morgan Chase & Co.                                518,496       23,124,922
  KeyCorp                                              110,861        2,887,929
  Mellon Financial Corp.                               124,665        5,734,590
  National City Corp.                                  156,860        4,828,151
  Northern Trust Corp.                                  58,096        3,631,000
  PNC Financial Services Group                          75,499        4,967,079
  Regions Financial Corp.                               59,452        1,902,464
  SouthTrust Corp.                                      88,821        2,309,346
  State Street Corp.                                    84,956        4,204,472
  SunTrust Banks Inc.                                   76,281        4,941,483
  Synovus Financial Corp.                               75,779        2,377,945
  U.S. Bancorp                                         497,747       11,343,654
  Union Planters Corp.                                  35,846        1,562,886
  Wachovia Corp.                                        54,927        3,908,056
  Washington Mutual Inc.                     *         229,239        8,607,924
  Wells Fargo & Company                                448,205       20,810,158
  Zions Bancorp                                         24,100        1,421,900
  -----------------------------------------------------------------------------
                                                                    196,788,970
  -----------------------------------------------------------------------------

  BEVERAGES--2.09%
  -----------------------------------------------------------------------------
  Anheuser-Busch Companies Inc.                        234,402        9,657,362
  Brown-Forman Corp. "B"                                17,884        1,143,503
  Coca-Cola Co.                                        649,708       29,236,860
  Coca-Cola Enterprises Inc.                 *         109,739        1,794,233
  Coors (Adolf) Company "B"                              9,718          487,649
  Pepsi Bottling Group Inc.                             37,542        1,505,434
  PepsiCo Inc.                                         382,411       16,902,566
  -----------------------------------------------------------------------------
                                                                     60,727,607
  -----------------------------------------------------------------------------

  BIOTECHNOLOGY--0.73%
  -----------------------------------------------------------------------------
  Amgen Inc.                                 +         272,493       16,534,875
  Biogen Inc.                                +          38,750        2,106,450
  Chiron Corp.                               +          49,618        2,530,518
  -----------------------------------------------------------------------------
                                                                     21,171,843
  -----------------------------------------------------------------------------

  BUILDING MATERIALS--0.15%
  -----------------------------------------------------------------------------
  Masco Corp.                                *         120,136        2,998,595
  Vulcan Materials Co.                                  26,363        1,417,011
  -----------------------------------------------------------------------------
                                                                      4,415,606
  -----------------------------------------------------------------------------

  CHEMICALS--1.20%
  -----------------------------------------------------------------------------
  Air Products & Chemicals Inc.                         59,545        2,724,184
  Ashland Inc.                                          18,177          728,898
  Dow Chemical Co.                                     234,396        7,793,667
  Du Pont (E.I.) de Nemours                  *         272,376       13,139,418

  Eastman Chemical Co.                                  20,151          959,792
  Engelhard Corp.                                       34,119          879,929
  Great Lakes Chemical Corp.                 *          13,132          405,122
  Hercules Inc.                              *          28,165          318,264
  PPG Industries Inc.                        *          43,949        2,310,399
  Praxair Inc.                                          41,919        1,970,193
  Rohm & Haas Co. "A"                                   57,468        1,890,697
  Sherwin-Williams Co.                                  40,888          907,714
  Sigma-Aldrich Corp.                                   19,789          764,251
  -----------------------------------------------------------------------------
                                                                     34,792,528
  -----------------------------------------------------------------------------

  COMMERCIAL SERVICES--0.85%
  -----------------------------------------------------------------------------
  Block (H & R) Inc.                                    23,889        1,542,035
  Cendant Corp.                              +         222,468        4,338,126
  Concord EFS Inc.                           +*         61,802        3,214,322
  Convergys Corp.                            +          44,635        1,350,209
  Deluxe Corp.                                          18,437          532,829
  Donnelley (R.R.) & Sons Co.                           30,624          909,533
  Ecolab Inc.                                           33,295        1,364,096
  Equifax Inc.                                          37,413        1,372,309
  McKesson HBOC Inc.                                    74,358        2,760,169
  Moody's Corp.                                         41,140        1,378,190
  Paychex Inc.                                          97,498        3,899,920
  Quintiles Transnational Corp.              +*         30,484          769,721
  Robert Half International Inc.             +          45,785        1,139,589
  -----------------------------------------------------------------------------
                                                                     24,571,048
  -----------------------------------------------------------------------------

  COMPUTERS--6.27%
  -----------------------------------------------------------------------------
  Apple Computer Inc.                        +          91,139        2,118,982
  Cisco Systems Inc.                         +       1,911,575       34,790,665
  Compaq Computer Corp.                                441,192        6,759,061
  Computer Sciences Corp.                    +          44,073        1,524,926
  Dell Computer Corp.                        +         679,386       17,765,944
  Electronic Data Systems Corp.                        122,223        7,638,937
  EMC Corp.                                  +         576,448       16,745,814
  Gateway Inc.                               +          84,327        1,387,179
  Hewlett-Packard Co.                                  507,403       14,511,726
  International Business Machines Corp.                453,819       51,508,456
  Lexmark International Group Inc. "A"       +          33,532        2,255,027
  NCR Corp.                                  +          25,229        1,185,763
  Network Appliance Inc.                     +          85,038        1,165,021
  Palm Inc.                                  +         148,117          899,070
  Sapient Corp.                              +*         32,073          312,712
  Sun Microsystems Inc.                      +         850,638       13,372,029
  Unisys Corp.                               +          82,709        1,216,649
  Veritas Software Corp.                     +*        103,774        6,904,084
  -----------------------------------------------------------------------------
                                                                    182,062,045
  -----------------------------------------------------------------------------

  COSMETICS / PERSONAL CARE--1.72%
  -----------------------------------------------------------------------------
  Alberto-Culver Co. "B"                     *          14,732          619,333
  Avon Products Inc.                                    61,967        2,867,833
  Colgate-Palmolive Co.                                146,576        8,646,518
  Gillette Co.                                         275,387        7,983,469
  International Flavors & Fragrances Inc.               24,994          628,099
  Kimberly-Clark Corp.                                 139,053        7,773,063
  Procter & Gamble Co.                                 338,244       21,579,967
  -----------------------------------------------------------------------------
                                                                     50,098,282
  -----------------------------------------------------------------------------

  DISTRIBUTION / WHOLESALE--0.25%
  -----------------------------------------------------------------------------
  Costco Wholesale Corp.                     +         117,493        4,826,612
  Genuine Parts Co.                                     44,958        1,416,177
  Grainger (W.W.) Inc.                                  24,840        1,022,414
  -----------------------------------------------------------------------------
                                                                      7,265,203
  -----------------------------------------------------------------------------

  DIVERSIFIED FINANCIAL SERVICES--6.73%
  -----------------------------------------------------------------------------
  American Express Co.                                 345,532       13,406,642
  Bear Stearns Companies Inc.                           27,394        1,615,424
  Capital One Financial Corp.                           54,473        3,268,380
  Citigroup Inc.                                     1,313,389       69,399,475
  Countrywide Credit Industries Inc.                    30,908        1,418,059
  Fannie Mae                                           261,232       22,243,905
  Franklin Resources Inc.                               69,113        3,163,302
  Freddie Mac                                          180,858       12,660,060
  Household International Inc.                         121,134        8,079,638
  Lehman Brothers Holdings Inc.                         64,355        5,003,601
  MBNA Corp.                                           222,497        7,331,276
  Merrill Lynch & Co. Inc.                             219,228       12,989,259
  Morgan Stanley Dean Witter & Co.                     290,663       18,669,284
  Providian Financial Corp.                             74,600        4,416,320
  Schwab (Charles) Corp.                               362,018        5,538,875
  Stilwell Financial Inc.                               57,232        1,920,706
  T Rowe Price Group Inc.                               32,152        1,202,163
  USA Education Inc.                                    42,563        3,107,099
  -----------------------------------------------------------------------------
                                                                    195,433,468
  -----------------------------------------------------------------------------

  ELECTRIC--2.67%
  -----------------------------------------------------------------------------
  AES Corp.                                  +         139,003        5,984,079
  Allegheny Energy Inc.                                 32,573        1,571,647
  Ameren Corp.                                          35,804        1,528,831
  American Electric Power Inc.                          84,134        3,884,467
  Calpine Corp.                              +          77,981        2,947,682
  Cinergy Corp.                                         41,565        1,452,697
  CMS Energy Corp.                                      34,506          960,992
  Consolidated Edison Inc.                   *          55,399        2,204,880
  Constellation Energy Group Inc.                       42,780        1,822,428
  Dominion Resources Inc.                               64,592        3,883,917
  DTE Energy Co.                                        43,026        1,998,127
  Duke Energy Corp.                                    201,600        7,864,416
  Edison International                                  85,102          948,887
  Entergy Corp.                                         57,687        2,214,604
  Exelon Corp.                                          83,738        5,369,281
  FirstEnergy Corp.                                     58,550        1,882,968
  FPL Group Inc.                                        45,913        2,764,422
  GPU Inc.                                   *          31,246        1,098,297
  Mirant Corp.                               +          88,663        3,050,007
  Niagara Mohawk Holdings Inc.               +          41,887          740,981
  NiSource Inc.                                         53,972        1,475,055
  PG&E Corp.                                           101,120        1,132,544
  Pinnacle West Capital Corp.                           22,133        1,049,104
  PPL Corp.                                             38,144        2,097,920
  Progress Energy Inc.                                  53,782        2,415,887
  Public Service Enterprise Group Inc.                  54,362        2,658,302
  Reliant Energy Inc.                                   77,664        2,501,557
  Southern Co.                               *         178,923        4,159,960
  TXU Corporation                                       67,048        3,231,043
  Xcel Energy Inc.                                      89,678        2,551,339

  -----------------------------------------------------------------------------
                                                                     77,446,321
  -----------------------------------------------------------------------------

  ELECTRICAL COMPONENTS & EQUIPMENT--0.34%
  -----------------------------------------------------------------------------
  American Power Conversion Corp.            +          50,944          802,368
  Emerson Electric Co.                                 111,955        6,773,277
  Molex Inc.                                            51,057        1,865,112
  Power-One Inc.                             +*         20,585          342,534
  -----------------------------------------------------------------------------
                                                                      9,783,291
  -----------------------------------------------------------------------------

  ELECTRONICS--0.68%
  -----------------------------------------------------------------------------
  Agilent Technologies Inc.                  +         119,346        3,878,745
  Applera Corp. - Applied Biosystems Group              55,191        1,476,359
  Jabil Circuit Inc.                         +          49,990        1,542,691
  Johnson Controls Inc.                                 22,642        1,640,866
  Millipore Corp.                                       12,295          762,044
  Parker Hannifin Corp.                                 30,501        1,294,462
  PerkinElmer Inc.                                      26,356          725,581
  Sanmina Corp.                              +          83,492        1,954,548
  Solectron Corp.                            +         170,650        3,122,895
  Symbol Technologies Inc.                              59,175        1,313,685
  Tektronix Inc.                             +          24,459          664,062
  Thermo Electron Corp.                      +          47,350        1,042,647
  Thomas & Betts Corp.                                  15,234          336,214
  -----------------------------------------------------------------------------
                                                                     19,754,799
  -----------------------------------------------------------------------------

  ENGINEERING & CONSTRUCTION--0.03%
  -----------------------------------------------------------------------------
  Fluor Corp.                                           20,739          936,366
  -----------------------------------------------------------------------------
                                                                        936,366
  -----------------------------------------------------------------------------

  ENVIRONMENTAL CONTROL--0.21%
  -----------------------------------------------------------------------------
  Allied Waste Industries Inc.               +          51,523          962,450
  Waste Management Inc.                                163,335        5,033,985
  -----------------------------------------------------------------------------
                                                                      5,996,435
  -----------------------------------------------------------------------------

  FOOD--2.14%
  -----------------------------------------------------------------------------
  Albertson's Inc.                                     105,829        3,173,812
  Archer-Daniels-Midland Co.                           165,087        2,146,131
  Campbell Soup Co.                          *         106,603        2,745,027
  ConAgra Foods Inc.                                   140,289        2,779,125
  General Mills Inc.                                    74,308        3,253,204
  Heinz (H.J.) Co.                                      91,013        3,721,522
  Hershey Foods Corp.                                   35,670        2,201,196
  Kellogg Co.                                          105,969        3,073,101
  Kroger Co.                                 +         211,792        5,294,800
  Quaker Oats Co.                                       34,534        3,151,227
  Ralston Purina Group                                  80,940        2,429,819
  Safeway Inc.                               +         132,023        6,337,104
  Sara Lee Corp.                                       205,416        3,890,579
  SUPERVALU Inc.                                        34,594          607,125
  Sysco Corp.                                          175,650        4,768,897
  Unilever NV - NY Shares                              149,318        8,894,873
  Winn-Dixie Stores Inc.                                36,719          959,467
  Wrigley (William Jr.) Co.                             58,995        2,763,916
  -----------------------------------------------------------------------------
                                                                     62,190,925
  -----------------------------------------------------------------------------

  FOREST PRODUCTS & PAPER--0.49%
  -----------------------------------------------------------------------------
  Boise Cascade Corp.                                   15,025          528,429

  Georgia-Pacific Corp.                                 58,985        1,996,642
  International Paper Co.                              126,169        4,504,233
  Louisiana-Pacific Corp.                               27,212          319,197
  Mead Corp.                                            25,906          703,089
  Potlatch Corp.                                         7,411          255,013
  Temple-Inland Inc.                                    12,872          685,949
  Westvaco Corp.                                        26,296          638,730
  Weyerhaeuser Co.                                      56,241        3,091,568
  Willamette Industries Inc.                            28,633        1,417,333
  -----------------------------------------------------------------------------
                                                                     14,140,183
  -----------------------------------------------------------------------------

  GAS--0.13%
  -----------------------------------------------------------------------------
  KeySpan Corp.                                         35,903        1,309,741
  NICOR Inc.                                            11,892          463,550
  ONEOK Inc.                                            15,548          306,296
  Peoples Energy Corp.                                   9,275          372,855
  Sempra Energy                                         53,763        1,469,880
  -----------------------------------------------------------------------------
                                                                      3,922,322
  -----------------------------------------------------------------------------

  HAND / MACHINE TOOLS--0.07%
  -----------------------------------------------------------------------------
  Black & Decker Corp.                                  21,226          837,578
  Snap-On Inc.                                          15,133          365,613
  Stanley Works (The)                                   22,248          931,524
  -----------------------------------------------------------------------------
                                                                      2,134,715
  -----------------------------------------------------------------------------

  HEALTH CARE--3.36%
  -----------------------------------------------------------------------------
  Aetna Inc.                                 +          37,184          961,950
  Bard (C.R.) Inc.                                      13,226          753,221
  Bausch & Lomb Inc.                                    14,037          508,701
  Baxter International Inc.                            154,738        7,582,162
  Becton Dickinson & Co.                                67,306        2,408,882
  Biomet Inc.                                           46,698        2,244,306
  Boston Scientific Corp.                    +         104,892        1,783,164
  Guidant Corp.                              +          80,191        2,886,876
  HCA - The Healthcare Company                         140,408        6,345,038
  Healthsouth Corp.                          +         101,815        1,625,986
  Humana Inc.                                +          44,427          437,606
  Johnson & Johnson                                    790,906       39,545,300
  Manor Care Inc.                            +          26,849          852,456
  Medtronic Inc.                                       315,673       14,524,115
  St. Jude Medical Inc.                      +          22,370        1,342,200
  Stryker Corp.                              *          51,231        2,810,020
  Tenet Healthcare Corp.                     +          84,700        4,369,673
  UnitedHealth Group Inc.                               82,854        5,116,234
  Wellpoint Health Networks Inc.             +          16,495        1,554,489
  -----------------------------------------------------------------------------
                                                                     97,652,379
  -----------------------------------------------------------------------------

  HOME BUILDERS--0.05%
  -----------------------------------------------------------------------------
  Centex Corp.                                          15,535          633,051
  KB HOME                                    *          11,604          350,093
  Pulte Corp.                                *          10,968          467,566
  -----------------------------------------------------------------------------
                                                                      1,450,710
  -----------------------------------------------------------------------------

  HOME FURNISHINGS--0.10%
  -----------------------------------------------------------------------------
  Leggett & Platt Inc.                                  51,298        1,130,095
  Maytag Corp.                                          19,864          581,221
  Whirlpool Corp.                                       17,442        1,090,125
  -----------------------------------------------------------------------------
                                                                      2,801,441
  -----------------------------------------------------------------------------

  HOUSEHOLD PRODUCTS / WARES--0.25%
  -----------------------------------------------------------------------------
  American Greetings Corp. "A"                          16,574          182,314
  Avery Dennison Corp.                                  28,772        1,468,811
  Clorox Co.                                            61,731        2,089,594
  Fortune Brands Inc.                                   39,901        1,530,602
  Newell Rubbermaid Inc.                                69,672        1,748,767
  Tupperware Corp.                                      15,152          355,011
  -----------------------------------------------------------------------------
                                                                      7,375,099
  -----------------------------------------------------------------------------

  INSURANCE--4.40%
  -----------------------------------------------------------------------------
  AFLAC Inc.                                           137,328        4,324,459
  Allstate Corp.                                       189,181        8,322,072
  Ambac Financial Group Inc.                            27,624        1,607,717
  American General Corp.                               130,394        6,056,801
  American International Group Inc.                    608,833       52,359,638
  AON Corp.                                             68,392        2,393,702
  Chubb Corp.                                           45,792        3,545,675
  CIGNA Corp.                                           39,069        3,743,592
  Cincinnati Financial Corp.                            42,017        1,659,671
  Conseco Inc.                               +*         88,190        1,203,793
  Hancock (John) Financial Services Inc.                80,400        3,236,904
  Hartford Financial Services Group Inc.                61,906        4,234,370
  Jefferson-Pilot Corp.                                 39,767        1,921,541
  Lincoln National Corp.                                49,079        2,539,838
  Loews Corp.                                           51,554        3,321,624
  Marsh & McLennan Companies Inc.                       71,963        7,268,263
  MBIA Inc.                                             38,735        2,156,765
  MetLife Inc.                               *         195,816        6,066,380
  MGIC Investment Corp.                                 27,943        2,029,780
  Progressive Corporation                    *          19,287        2,607,410
  SAFECO Corp.                               *          33,387          984,916
  St. Paul Companies Inc.                               55,990        2,838,133
  Torchmark Corp.                                       32,755        1,317,079
  UNUMProvident Corp.                                   63,061        2,025,519
  -----------------------------------------------------------------------------
                                                                    127,765,642
  -----------------------------------------------------------------------------

  IRON / STEEL--0.06%
  -----------------------------------------------------------------------------
  Allegheny Technologies Inc.                           20,996          379,818
  Nucor Corp.                                *          20,235          989,289
  USX-U.S. Steel Group Inc.                             23,155          466,573
  -----------------------------------------------------------------------------
                                                                      1,835,680
  -----------------------------------------------------------------------------

  LEISURE TIME--0.37%
  -----------------------------------------------------------------------------
  Brunswick Corp.                                       22,892          550,095
  Carnival Corp. "A"                         *         152,704        4,688,013
  Harley-Davidson Inc.                       *          79,016        3,720,073
  Sabre Holdings Corp.                       +          34,697        1,734,850
  -----------------------------------------------------------------------------
                                                                     10,693,031
  -----------------------------------------------------------------------------

  LODGING--0.25%
  -----------------------------------------------------------------------------
  Harrah's Entertainment Inc.                +*         30,586        1,079,686
  Hilton Hotels Corp.                                   96,328        1,117,405
  Marriott International Inc. "A"            *          63,694        3,015,274
  Starwood Hotels & Resorts Worldwide Inc.              51,893        1,934,571
  -----------------------------------------------------------------------------
                                                                      7,146,936
  -----------------------------------------------------------------------------

  MACHINERY--0.45%
  -----------------------------------------------------------------------------

  Caterpillar Inc.                           *          89,630        4,485,982
  Cummins Engine Company Inc.                           10,782          417,263
  Deere & Co.                                           61,293        2,319,940
  Dover Corp.                                           53,058        1,997,634
  Ingersoll-Rand Co.                                    41,754        1,720,265
  McDermott International Inc.               +          15,988          186,260
  Rockwell International Corp.                          47,722        1,819,163
  -----------------------------------------------------------------------------
                                                                     12,946,507
  -----------------------------------------------------------------------------

  MANUFACTURERS--6.58%
  -----------------------------------------------------------------------------
  Cooper Industries Inc.                                24,458          968,292
  Crane Co.                                             15,562          482,422
  Danaher Corp.                                         37,252        2,086,112
  Eastman Kodak Co.                                     75,754        3,536,197
  Eaton Corp.                                           17,965        1,259,347
  FMC Corp.                                  +           8,132          557,530
  General Electric Co.                               2,594,421      126,478,024
  Honeywell International Inc.                         211,381        7,396,221
  Illinois Tool Works Inc.                              79,417        5,027,096
  ITT Industries Inc.                                   23,004        1,017,927
  Minnesota Mining & Manufacturing Co.                 103,419       11,800,108
  National Service Industries Inc.                      10,722          241,996
  Pall Corp.                                            32,034          753,760
  Textron Inc.                                          36,802        2,025,582
  Tyco International Ltd.                              505,798       27,565,991
  -----------------------------------------------------------------------------
                                                                    191,196,605
  -----------------------------------------------------------------------------

  MEDIA--4.81%
  -----------------------------------------------------------------------------
  AOL Time Warner Inc.                       +       1,157,191       61,331,123
  Clear Channel Communications Inc.          +         153,470        9,622,569
  Comcast Corp. "A"                          +*        246,819       10,711,945
  Dow Jones & Co. Inc.                                  22,553        1,346,640
  Gannett Co. Inc.                                      69,043        4,549,934
  Knight Ridder Inc.                         *          19,123        1,133,994
  McGraw-Hill Companies Inc.                            50,958        3,370,872
  Meredith Corp.                                        13,021          466,282
  New York Times Co. "A"                                41,546        1,744,932
  Tribune Co.                                           77,938        3,118,299
  Univision Communications Inc.              +*         54,444        2,329,114
  Viacom Inc. "B"                            +         464,971       24,062,249
  Walt Disney Co. (The)                                545,887       15,770,675
  -----------------------------------------------------------------------------
                                                                    139,558,628
  -----------------------------------------------------------------------------

  METAL FABRICATE / HARDWARE--0.02%
  -----------------------------------------------------------------------------
  Timken Co.                                            15,717          266,246
  Worthington Industries Inc.                           22,321          303,566
  -----------------------------------------------------------------------------
                                                                        569,812
  -----------------------------------------------------------------------------

  MINING--0.63%
  -----------------------------------------------------------------------------
  Alcan Aluminum Ltd.                                   83,398        3,504,384
  Alcoa Inc.                                           225,401        8,880,799
  Barrick Gold Corp.                         *         103,465        1,567,495
  Freeport-McMoRan Copper & Gold Inc.        +          37,642          415,944
  Homestake Mining Company                              68,841          533,518
  Inco Ltd.                                  +*         47,516          820,126
  Newmont Mining Corp.                       *          51,059          950,208
  Phelps Dodge Corp.                                    20,579          854,029
  Placer Dome Inc.                                      85,587          838,753

  -----------------------------------------------------------------------------
                                                                     18,365,256
  -----------------------------------------------------------------------------

  OFFICE / BUSINESS EQUIPMENT--0.15%
  -----------------------------------------------------------------------------
  Pitney Bowes Inc.                                     64,454        2,714,802
  Xerox Corp.                                *         181,306        1,735,098
  -----------------------------------------------------------------------------
                                                                      4,449,900
  -----------------------------------------------------------------------------

  OIL & GAS PRODUCERS--6.07%
  -----------------------------------------------------------------------------
  Amerada Hess Corp.                         *          23,284        1,881,347
  Anadarko Petroleum Corp.                              65,430        3,535,183
  Apache Corp.                                          32,782        1,663,687
  Burlington Resources Inc.                             55,266        2,207,877
  Chevron Corp.                              *         167,504       15,159,112
  Conoco Inc. "B"                                      163,165        4,715,469
  Devon Energy Corp.                                    33,771        1,772,978
  EOG Resources Inc.                                    30,255        1,075,565
  Exxon Mobil Corp.                                    901,049       78,706,630
  Kerr-McGee Corp.                           *          24,731        1,638,923
  Kinder Morgan Inc.                         *          29,907        1,502,827
  Nabors Industries Inc.                     +          38,359        1,426,955
  Noble Drilling Corp.                       +          35,019        1,146,872
  Occidental Petroleum Corp.                            96,801        2,573,939
  Phillips Petroleum Co.                     *          66,812        3,808,284
  Rowan Companies Inc.                       +          24,664          545,074
  Royal Dutch Petroleum Co. - NY Shares                560,016       32,632,132
  Sunoco Inc.                                           21,877          801,355
  Texaco Inc.                                          143,946        9,586,804
  Tosco Corp.                                           40,325        1,776,316
  Transocean Sedco Forex Inc.                           83,050        3,425,812
  Unocal Corp.                                          63,561        2,170,608
  USX-Marathon Group Inc.                               80,625        2,379,244
  -----------------------------------------------------------------------------
                                                                    176,132,993
  -----------------------------------------------------------------------------

  OIL & GAS SERVICES--0.51%
  -----------------------------------------------------------------------------
  Baker Hughes Inc.                                     87,633        2,935,706
  Halliburton Co.                                      112,077        3,989,941
  Schlumberger Ltd.                                    149,703        7,881,863
  -----------------------------------------------------------------------------
                                                                     14,807,510
  -----------------------------------------------------------------------------

  PACKAGING & CONTAINERS--0.08%
  -----------------------------------------------------------------------------
  Ball Corp.                                             7,185          341,719
  Bemis Co.                                             13,783          553,663
  Pactiv Corp.                               +          41,478          555,805
  Sealed Air Corp.                           +          21,871          814,695
  -----------------------------------------------------------------------------
                                                                      2,265,882
  -----------------------------------------------------------------------------

  PHARMACEUTICALS--8.35%
  -----------------------------------------------------------------------------
  Abbott Laboratories                                  404,578       19,423,790
  Allergan Inc.                                         34,399        2,941,115
  American Home Products Corp.                         343,333       20,064,381
  Bristol-Myers Squibb Co.                             507,569       26,545,859
  Cardinal Health Inc.                                 116,481        8,037,189
  Forest Laboratories Inc. "A"               +          46,030        3,268,130
  King Pharmaceuticals Inc.                  +          44,777        2,406,764
  Lilly (Eli) and Company                              293,575       21,724,550
  MedImmune Inc.                             +          55,612        2,624,886
  Merck & Co. Inc.                                     598,866       38,273,526
  Pfizer Inc.                                        1,648,849       66,036,402

  Pharmacia Corporation                                339,763       15,612,110
  Schering-Plough Corp.                                382,092       13,847,014
  Watson Pharmaceuticals Inc.                +*         27,626        1,702,867
  -----------------------------------------------------------------------------
                                                                    242,508,583
  -----------------------------------------------------------------------------

  PIPELINES--0.85%
  -----------------------------------------------------------------------------
  Dynegy Inc. "A"                            *          85,188        3,961,242
  El Paso Corp.                                        133,005        6,988,083
  Enron Corp.                                          194,897        9,549,953
  Williams Companies Inc.                              126,578        4,170,745
  -----------------------------------------------------------------------------
                                                                     24,670,023
  -----------------------------------------------------------------------------

  RETAIL--6.01%
  -----------------------------------------------------------------------------
  AutoZone Inc.                              +          29,204        1,095,135
  Bed Bath & Beyond Inc.                     +          75,389        2,261,670
  Best Buy Co. Inc.                          +          54,673        3,472,829
  Big Lots Inc.                              +          29,561          404,394
  Circuit City Stores Inc.                              54,305          977,490
  CVS Corp.                                            102,759        3,966,497
  Darden Restaurants Inc.                               30,796          859,208
  Dillards Inc. "A"                                     22,203          339,040
  Dollar General Corp.                                  86,375        1,684,313
  Federated Department Stores Inc.           +          51,656        2,195,380
  Gap Inc. (The)                                       224,537        6,511,573
  Home Depot Inc.                                      609,566       28,375,297
  Kmart Corp.                                +         127,946        1,467,541
  Kohls Corp.                                +*         87,047        5,460,458
  Limited Inc.                                         111,368        1,839,799
  Longs Drug Stores Corp.                                9,872          212,742
  Lowe's Companies Inc.                                100,467        7,288,881
  May Department Stores Co.                             78,033        2,673,411
  McDonald's Corp.                                     337,759        9,139,759
  Nordstrom Inc.                             *          34,923          647,822
  Office Depot Inc.                          +          77,712          806,651
  Penney (J.C.) Company Inc.                            68,729        1,811,696
  RadioShack Corp.                                      48,398        1,476,139
  Sears, Roebuck and Co.                                85,831        3,631,510
  Staples Inc.                               +         119,158        1,905,336
  Starbucks Corp.                            +*         99,252        2,282,796
  Target Corp.                                         234,809        8,124,391
  Tiffany & Co.                                         38,106        1,380,199
  TJX Companies Inc.                                    73,220        2,333,521
  Toys R Us Inc.                             +          51,612        1,277,397
  Tricon Global Restaurants Inc.             +*         38,380        1,684,882
  Walgreen Co.                                         265,861        9,079,153
  Wal-Mart Stores Inc.                               1,167,779       56,987,615
  Wendy's International Inc.                            29,717          758,972
  -----------------------------------------------------------------------------
                                                                    174,413,497
  -----------------------------------------------------------------------------

  SEMICONDUCTORS--4.13%
  -----------------------------------------------------------------------------
  Advanced Micro Devices Inc.                +          89,839        2,594,550
  Altera Corp.                               +         101,029        2,929,841
  Analog Devices Inc.                        +          93,963        4,063,900
  Applied Materials Inc.                     +         212,353       10,426,532
  Applied Micro Circuits Corp.               *          78,532        1,350,750
  Broadcom Corp. "A"                         +          67,908        2,903,746
  Conexant Systems Inc.                      +          64,496          577,239
  Intel Corp.                                        1,756,485       51,377,186

  KLA-Tencor Corp.                           +*         48,467        2,833,865
  Linear Technology Corp.                               83,071        3,673,400
  LSI Logic Corp.                            +*         94,374        1,774,231
  Maxim Integrated Products Inc.             +          85,778        3,792,245
  Micron Technology Inc.                     +         155,730        6,400,503
  National Semiconductor Corp.               +          45,276        1,318,437
  Novellus Systems Inc.                      +          37,254        2,115,655
  QLogic Corp.                               +          24,098        1,553,116
  Teradyne Inc.                              +          45,539        1,507,341
  Texas Instruments Inc.                               453,427       14,282,951
  Vitesse Semiconductor Corp.                +*         47,843        1,006,617
  Xilinx Inc.                                +          86,853        3,581,818
  -----------------------------------------------------------------------------
                                                                    120,063,923
  -----------------------------------------------------------------------------

  SOFTWARE--6.21%
  -----------------------------------------------------------------------------
  Adobe Systems Inc.                                    62,425        2,933,975
  Autodesk Inc.                                         14,097          525,818
  Automatic Data Processing Inc.                       163,084        8,105,275
  BMC Software Inc.                          +          63,650        1,434,671
  BroadVision Inc.                           +          71,430          357,150
  Citrix Systems Inc.                        +*         48,207        1,682,424
  Computer Associates International Inc.               150,496        5,417,856
  Compuware Corp.                            +          96,058        1,343,851
  First Data Corp.                                     102,364        6,576,887
  Fiserv Inc.                                +          32,487        2,078,518
  IMS Health Inc.                                       76,944        2,192,904
  Intuit Inc.                                +          54,466        2,178,095
  Mercury Interactive Corp.                  +          21,592        1,293,361
  Microsoft Corp.                            +       1,405,724      102,617,852
  Novell Inc.                                +          82,898          471,690
  Oracle Corp.                               +       1,466,147       27,856,793
  Parametric Technology Corp.                +          69,027          965,688
  PeopleSoft Inc.                            +          76,756        3,778,698
  Siebel Systems Inc.                        +         118,399        5,552,913
  Yahoo! Inc.                                +*        148,065        2,959,819
  -----------------------------------------------------------------------------
                                                                    180,324,238
  -----------------------------------------------------------------------------

  TELECOMMUNICATION EQUIPMENT--1.64%
  -----------------------------------------------------------------------------
  ADC Telecommunications Inc.                +*        204,153        1,347,410
  Andrew Corp.                               +          21,256          392,173
  Avaya Inc.                                 +          74,105        1,015,239
  Comverse Technology Inc.                   +          44,680        2,574,462
  JDS Uniphase Corp.                         +         343,808        4,297,600
  Lucent Technologies Inc.                             889,552        5,515,222
  Motorola Inc.                                        573,626        9,499,247
  Nortel Networks Corp.                                832,174        7,514,531
  QUALCOMM Inc.                              +         197,781       11,566,233
  Scientific-Atlanta Inc.                               42,557        1,727,814
  Tellabs Inc.                               +         106,883        2,060,704
  -----------------------------------------------------------------------------
                                                                     47,510,635
  -----------------------------------------------------------------------------

  TELECOMMUNICATIONS--2.38%
  -----------------------------------------------------------------------------
  Cabletron Systems Inc.                     +          49,303        1,126,574
  Citizen Communications Co.                 +*         74,560          896,957
  Corning Inc.                                         242,985        4,060,279
  Global Crossing Ltd.                       +*        231,513        2,000,272
  Nextel Communications Inc. "A"             +*        199,829        3,497,008
  Qwest Communications International Inc.              433,863       13,827,214

  Sprint Corp. (PCS Group)                   +*        244,766        5,911,099
  Verizon Communications Inc.                          706,383       37,791,491
  -----------------------------------------------------------------------------
                                                                     69,110,894
  -----------------------------------------------------------------------------

  TELEPHONE--3.33%
  -----------------------------------------------------------------------------
  Alltel Corp.                                          81,757        5,008,434
  AT&T Corp.                                           901,155       19,825,410
  BellSouth Corp.                                      489,506       19,712,407
  CenturyTel Inc.                            *          36,827        1,115,858
  SBC Communications Inc.                              879,628       35,237,898
  Sprint Corp. (FON Group)                             231,519        4,945,246
  WorldCom Inc.                              +         754,319       10,711,330
  -----------------------------------------------------------------------------
                                                                     96,556,583
  -----------------------------------------------------------------------------

  TEXTILES--0.07%
  -----------------------------------------------------------------------------
  Cintas Corp.                               *          44,127        2,040,874
  -----------------------------------------------------------------------------
                                                                      2,040,874
  -----------------------------------------------------------------------------

  TOBACCO--1.05%
  -----------------------------------------------------------------------------
  Philip Morris Companies Inc.                         574,489       29,155,317
  UST Inc.                                              42,611        1,229,753
  -----------------------------------------------------------------------------
                                                                     30,385,070
  -----------------------------------------------------------------------------

  TOYS / GAMES / HOBBIES--0.10%
  -----------------------------------------------------------------------------
  Hasbro Inc.                                           45,068          651,233
  Mattel Inc.                                          112,562        2,129,673
  -----------------------------------------------------------------------------
                                                                      2,780,906
  -----------------------------------------------------------------------------

  TRANSPORTATION--0.48%
  -----------------------------------------------------------------------------
  Burlington Northern Santa Fe Corp.                   102,347        3,087,809
  CSX Corp.                                             55,744        2,020,163
  FedEx Corp.                                +          80,204        3,224,201
  Norfolk Southern Corp.                               100,489        2,080,122
  Union Pacific Corp.                                   64,725        3,554,050
  -----------------------------------------------------------------------------
                                                                     13,966,345
  -----------------------------------------------------------------------------

  TRUCKING & LEASING--0.01%
  -----------------------------------------------------------------------------
  Ryder System Inc.                                     15,792          309,523
  -----------------------------------------------------------------------------
                                                                        309,523
  -----------------------------------------------------------------------------

  TOTAL COMMON STOCKS
  (Cost: $2,707,791,274)                                          2,880,442,339
  -----------------------------------------------------------------------------


  SECURITY                                         FACE AMOUNT            VALUE
  -----------------------------------------------------------------------------
  SHORT TERM INSTRUMENTS--3.91%
  -----------------------------------------------------------------------------
  Dreyfus Money Market Fund                  ++     41,692,416       41,692,416
  Federal Home Loan Mortgage Corporation
    Discount Note
    3.86%, 07/03/01                          ++      6,685,522        6,685,522
  Goldman Sachs Financial Square Prime
    Obligation Fund                          ++     22,168,179       22,168,179
  Providian Temp Cash Money Market Fund      ++     41,792,428       41,792,428
  U.S. Treasury Bill
    3.52%**, 09/27/01                        +++     1,400,000        1,387,956
  -----------------------------------------------------------------------------
  TOTAL SHORT TERM INSTRUMENTS
  (Cost: $113,726,739)                                              113,726,501
  -----------------------------------------------------------------------------

  SECURITY                                         FACE AMOUNT            VALUE
  -----------------------------------------------------------------------------
  REPURCHASE AGREEMENT-0.74%
  -----------------------------------------------------------------------------
  Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 06/29/01, due 07/02/01,
  with a value of $21,420,109 and an effective
  yield of 3.70%.                                   21,413,506       21,413,506
  -----------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost: $21,413,506)                                                21,413,506
  -----------------------------------------------------------------------------


  TOTAL INVESTMENTS IN SECURITIES -- 103.86%
  (Cost $2,842,931,519)                                           3,015,582,346
  -----------------------------------------------------------------------------
  Other Assets, Less Liabilities -- (3.86%)                        (112,213,904)
  -----------------------------------------------------------------------------
  NET ASSETS -- 100.00%                                          $2,903,368,442
  =============================================================================

*    Denotes all or part of security on loan. See Note 4.
**   Yield to Maturity.
+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investment in S&P 500 Index Master Portfolio ("Master Portfolio"), at market value (Note 1)        $   70,660,950
                                                                                                   --------------
LIABILITIES
Accrued administration fee (Note 2)                                                                        20,614
Distribution to shareholders                                                                              195,173
Accrued advisory fee (Note 2)                                                                                 859
                                                                                                   --------------
       TOTAL LIABILITIES                                                                                  216,646
                                                                                                   --------------
TOTAL NET ASSETS                                                                                   $   70,444,304
                                                                                                   ==============
NET ASSETS CONSIST OF:
Paid-in capital                                                                                        80,011,043
Distributions in excess of net investment income                                                             (417)
Net realized gain on investments and futures contracts                                                    935,437
Net unrealized depreciation of investments and futures contracts                                      (10,501,759)
                                                                                                   --------------
TOTAL NET ASSETS                                                                                   $   70,444,304
                                                                                                   --------------
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)                                              7,249,496
                                                                                                   --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                     $         9.72
                                                                                                   ==============

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
       Dividends                                                                                   $      395,395
       Interest                                                                                            20,576
       Expenses (Note 2)                                                                                  (16,397)
                                                                                                   --------------
                NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO                                     399,574
                                                                                                   --------------
EXPENSES (NOTE 2):
       Advisory fee                                                                                         6,287
       Administration fee                                                                                  82,218
                                                                                                   --------------
       TOTAL EXPENSES                                                                                      88,505
                                                                                                   --------------
NET INVESTMENT INCOME                                                                                     311,069
                                                                                                   --------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS
ALLOCATED FROM MASTER PORTFOLIO
Net realized gain/(loss) on:
       Sale of investments                                                                              1,119,262
       Futures contracts and foreign currency exchange contracts                                          (42,461)

Net change in unrealized appreciation/(depreciation) of:
       Investments                                                                                     (5,878,976)
       Future contracts and foreign currency translations                                                   3,870
                                                                                                   --------------
                NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURE
                CONTRACTS ALLOCATED FROM MASTER PORTFOLIO                                              (4,798,305)
                                                                                                   --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $   (4,487,236)
                                                                                                   ==============

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 For the Six Months Ended
                                                                                      June 30, 2001           For the Year Ended
                                                                                       (Unaudited)             December 31, 2000
                                                                                 ------------------------     ------------------
DECREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                                $     311,069                $     540,636
Net realized gain on sale of investments                                                 1,076,801                    2,563,321
Net change in unrealized appreciation/(depreciation) of investments and
  futures contracts                                                                     (5,875,106)                  (9,005,880)
                                                                                     -------------                -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    (4,487,236)                  (5,901,923)
                                                                                     -------------                -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                  (311,511)                    (573,454)
Distributions from net realized gain on sale of investments                                     --                     (792,240)
                                                                                     -------------                -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                       (311,511)                  (1,365,694)
                                                                                     -------------                -------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                        19,697,980                   47,816,020
Value of shares issued in reinvestment of dividends and distributions                      108,449                    1,415,335
Cost of shares redeemed                                                                 (7,472,182)                 (25,994,302)
                                                                                     -------------                -------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK                  12,334,247                   23,237,053
                                                                                     -------------                -------------
REDEMPTION FEES                                                                             10,165                       23,410
                                                                                     -------------                -------------
NET INCREASE IN NET ASSETS                                                               7,545,665                   15,992,846
NET ASSETS:
Beginning of period                                                                     62,898,639                   46,905,793
                                                                                     -------------                -------------
END OF PERIOD                                                                        $  70,444,304                $  62,898,639
                                                                                     =============                =============
SHARE TRANSACTIONS:
Number of shares sold                                                                    1,985,431                    4,169,532
Number of shares reinvested                                                                 11,916                      128,453
Number of shares redeemed                                                                 (747,874)                  (2,261,371)
                                                                                     -------------                -------------
NET INCREASE IN SHARES OUTSTANDING                                                       1,249,473                    2,036,614
                                                                                     =============                =============

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                 Period from
                                                                        Six                                   February 17, 1999
                                                                    Months Ended                                (commencement
                                                                   June 30, 2001         Year Ended         of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                              (Unaudited) 5    December 31, 2000 5     December 31, 1999 5
                                                                   --------------    -------------------    ----------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                  $  10.48            $  11.83                  $  10.00
                                                                      --------            --------                  --------
(LOSS) INCOME FROM INVESTMENT OPERATIONS:
       Net investment income                                              0.04                0.12                      0.09
       Net realized and unrealized (loss) gain on investments            (0.76)              (1.22)                     1.84
                                                                      --------            --------                  --------
       TOTAL (LOSS) INCOME FROM INVESTMENT OPERATIONS                    (0.72)              (1.10)                     1.93
                                                                      --------            --------                  --------
DISTRIBUTIONS TO SHAREHOLDERS:
       Distributions from net investment income                          (0.04)              (0.13)                    (0.09)
       Distributions from net realized gains                                --               (0.12)                    (0.01)
                                                                      --------            --------                  --------
       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               (0.04)              (0.25)                    (0.10)
                                                                      --------            --------                  --------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                  0.00 2              0.00 2                    0.00 2
                                                                      --------            --------                  --------
NET ASSET VALUE, END OF PERIOD                                        $   9.72            $  10.48                  $  11.83
                                                                      ========            ========                  ========
TOTAL RETURN                                                           (6.82)% 6             (9.39)%                 19.31 % 1
RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period (000s omitted)                       $ 70,444            $ 62,899                  $ 46,906
       Ratio of expenses to average net assets                          0.32 % 4            0.32 % 3                  0.32 % 34
       Ratio of net investment income to average net assets             0.94 % 4            0.95 %                    1.14 % 4
       Portfolio turnover rate of Master Portfolio                      4.00 % 6           10.00 %                    7.00 % 7

--------------
     1 For the period February 17, 1999 (commencement of operations) to December 31, 1999 and not indicative of a full year's operating results.
     2 Rounds to less than $0.01.
     3 The Investment Advisor voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period
       February 17, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.32% for the period from
       February 17, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.
     4 Annualized.
     5 Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the S&P 500 Index Master Portfolio.
     6 Not annualized.
     7 For the period March 1, 2000 to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2001

1.  SIGNIFICANT ACCOUNTING POLICIES

E*TRADE S&P 500 Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2001 the Trust consisted of ten series: the E*TRADE Bond Index Fund, the E*TRADE
E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Financial Sector Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE Technology Index Fund. These financial statements contain the E*TRADE S&P 500 Index Fund.

The Fund's investment objective is to provide investment results that attempt to match the total return of the stocks making up the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). * The Fund seeks to achieve its objective by investing in the S&P 500 Index Master Portfolio (the "Master Portfolio") which, in turn, invests in stocks and other assets and attempts to match the total return of the stocks making up the S&P 500 Index.

*"Standard & Poor's 500 (TM)" ("Standard &Poor's"), is a trademarks of The McGraw-Hill Companies, Inc. and has been licensed for use by E*TRADE Asset Management, Inc., the Investment Advisor, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies which are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.


INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, a separate series of Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of June 30, 2001, the value of the Fund's investment in the Master Portfolio was 2.43% the outstanding interests of the Master Portfolio.

The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's shares held by the Fund. The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. The premiums are amortized and discounts are accreted using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2001.

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid a fee by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive a fee from the Master Portfolio at a annual rate equal to 0.05% of the average daily net assets of the Master
Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.25% of its average daily net assets for its services as administrator of the Fund.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts.

E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the period ended June 30, 2001.


3.  PORTFOLIO SECURITIES LOANED

As of June 30, 2001, the Master Portfolio had loaned securities, which were collateralized by cash. The cash collateral received was invested in U.S. Government Agency obligations and money market mutual funds. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral are disclosed in the Master Portfolio's financial statements.

S&P 500 INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments at market value (Cost: $2,842,931,519) (Note 1)           +          $   3,015,582,346
Cash                                                                                           724
Receivables:
       Investment securities sold                                                        1,111,121
       Dividends and interest                                                            2,573,663
       Due from broker - variation margin                                                   95,175
                                                                                 -----------------
Total Assets                                                                         3,019,363,029
                                                                                 -----------------
LIABILITIES

Payables:
       Investment securities purchased                                                   3,270,489
       Collateral for securities loaned (Note 4)                                       112,338,545
       Advisory fees (Note 2)                                                              385,553
                                                                                 -----------------
Total Liabilities                                                                      115,994,587
                                                                                 -----------------
NET ASSETS                                                                       $   2,903,368,442
                                                                                 =================

--------------------------------------------------------------------------------------------------
+ Includes securities on loan with a market value of $108,650,593. See Note 4.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

S&P 500 INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
       Dividends (Net of foreign withholding tax of $95,587)                                $     17,792,428
       Interest                                                                                      871,088
       Securities lending income                                                                      66,618
                                                                                            ----------------
Total investment income                                                                           18,730,134
                                                                                            ----------------
EXPENSES (Note 2)
       Advisory fees                                                                                 738,193
                                                                                            ----------------
Total expenses                                                                                       738,193
                                                                                            ----------------
Net investment income                                                                             17,991,941
                                                                                            ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized gain on sale of investments                                                   53,207,201
       Net realized loss on sale of futures contracts                                             (1,743,544)
       Net change in unrealized appreciation (depreciation) of investments                      (284,704,909)
       Net change in unrealized appreciation (depreciation) of futures contracts                     154,737
                                                                                            ----------------
Net loss on investments                                                                         (233,086,515)
                                                                                            ----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $   (215,094,574)
                                                                                            =================

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

S&P 500 INDEX MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 FOR THE SIX MONTHS
                                                                                ENDED JUNE 30, 2001            FOR THE YEAR ENDED
                                                                                        (UNAUDITED)             DECEMBER 31, 2000
                                                                                -------------------            ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
       Net investment income                                                      $     17,991,941              $      47,775,321
       Net realized gain                                                                51,463,657                    854,753,964
       Net change in unrealized appreciation (depreciation)                           (284,550,172)                (1,244,831,494)
                                                                                  ----------------              -----------------
Net decrease in net assets resulting from operations                                  (215,094,574)                  (342,302,209)
                                                                                  ----------------              -----------------
Interestholder transactions:
       Contributions                                                                   550,527,912                  1,599,306,476
       Withdrawals                                                                    (660,154,579)                (2,856,439,610)
                                                                                  ----------------              -----------------
Net decrease in net assets resulting from interestholder transactions                 (109,626,667)                (1,257,133,134)
                                                                                  ----------------              -----------------
Decrease in net assets                                                                (324,721,241)                (1,599,435,343)

NET ASSETS:
Beginning of period                                                                  3,228,089,683                  4,827,525,026
                                                                                  ----------------              -----------------
End of period                                                                     $  2,903,368,442              $   3,228,089,683
                                                                                  ================              =================

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the S&P 500 Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased, using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).


     FUTURES CONTRACTS

     The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.


     As of June 30, 2001, open futures contracts outstanding were as follows:

--------------------------------------------------------------------------------
     NUMBER OF     FUTURES      EXPIRATION      NOTIONAL          NET UNREALIZED
     CONTRACTS     INDEX        DATE            CONTRACT VALUE    DEPRECIATION
--------------------------------------------------------------------------------
     81            S&P 500      09/21/01        $24,941,925       $(568,363)

--------------------------------------------------------------------------------

     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $1,400,000.

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreement held by the Master Portfolio at June 30, 2001 was fully collateralized by U.S. Government obligations with a rate of 6.75%, a maturity date of 05/15/05 and an aggregate market value of $21,843,847.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2001, BGIS did not receive any brokerage commissions from the Master Portfolio, related to purchases and sales of portfolio investments.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2001, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (excluding short-term investments) for the six months ended June 30, 2001, were as follows:

                  Purchases at cost              $ 122,953,122
                  Sales proceeds                   176,817,818

     At June 30, 2001, the cost of investments for federal income tax purposes was $2,842,931,519. Net unrealized appreciation aggregated $172,650,827, of which $540,830,019 represented gross unrealized appreciation on securities and $368,179,192 represented gross unrealized depreciation on securities.

4.   PORTFOLIO SECURITIES LOANED

     The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The collateral is maintained at a value equal to at least 100% of the current market value of the loaned securities. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2001, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S. Government Agency obligations and money market mutual funds. The market value of the securities on loan at June 30, 2001 was $108,650,593 and the value of the related collateral was $112,338,545.

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                               SIX           FOR THE        FOR THE           FOR THE        FOR THE        FOR THE
                                      MONTHS ENDED        YEAR ENDED   PERIOD ENDED        YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     JUNE 30, 2001      DECEMBER 31,   DECEMBER 31,      FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                                       (UNAUDITED)              2000           1999*             1999           1998           1997
------------------------------------------------------------------------------------------------------------------------------------
      Ratio of expenses to
      average net assets           +        0.05 %            0.05 %         0.05 %            0.05 %         0.05 %         0.05 %

      Ratio of net investment
      income to average net
      assets                       +        1.21 %            1.22 %         1.44 %            1.61 %         1.89 %         2.31 %

      Portfolio turnover rate                  4 %              10 %            7 %              11 %            6 %            4 %

      Total return                         (6.71)% ++        (9.19)%        19.82 % ++        19.65 %        34.77 %        25.97 %

====================================================================================================================================

*  FOR THE TEN MONTHS ENDED DECEMBER 31, 1999. THE MASTER PORTFOLIO CHANGED ITS FISCAL YEAR END FROM FEBRUARY 28 TO DECEMBER 31.

+  ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.

++ NOT ANNUALIZED.